CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income/(loss)	$ 158,423	$ 33,718	$ (38,570)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	99,571	97,938	95,349
Amortization of deferred dry-docking costs	6,360	4,953	5,064
Amortization of loan fees	1,268	1,245	1,101
Stock compensation expense	0	142	469
Change in fair value of derivative instruments	(8,908)	4,984	(6,021)
Gain on sale of marketable securities	0	0	(89)
Gain on sale of vessels	(2,078)	0	0
Gain on extinguishment of debt, net	(3,208)	0	0
Vessel impairment charge	0	0	28,290
Payments for dry-docking	(8,368)	(6,055)	(5,680)
(Increase)/Decrease in:
Receivables, net	(9,191)	(15,948)	5,269
Inventories	1,531	3,719	(5,304)
Prepaid insurance and other	638	(49)	1,214
Increase/(Decrease) in:
Payables	(8,184)	(16,061)	22,265
Accrued liabilities	4,175	2,502	5,459
Unearned revenue	2,380	(4,117)	9,107
Net Cash provided by Operating Activities	234,409	106,971	117,923
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(156,581)	(130,436)	(37,182)
Vessel acquisitions and/or improvements	(60,934)	(123,871)	(108,840)
Proceeds from sale of marketable securities	0	0	1,585
Proceeds from sale of vessels	42,761	0	0
Net Cash used in Investing Activities	(174,754)	(254,307)	(144,437)
Cash Flows from Financing Activities:
Proceeds from long-term debt	227,437	158,533	110,000
Financing costs	(2,543)	(2,998)	(1,067)
Payments of long-term debt	(242,367)	(120,495)	(172,129)
(Increase)/Decrease in restricted cash	(2,996)	(2,807)	6,665
Proceeds from stock issuance program, net	0	176,400	7,045
Proceeds from preferred stock issuance, net	81,784	0	94,358
Cash dividends	(33,401)	(21,427)	(10,418)
Capital contribution from noncontrolling interest owners to subsidiary	0	0	10,000
Net Cash provided by Financing Activities	27,914	187,206	44,454
Net increase in cash and cash equivalents	87,569	39,870	17,940
Cash and cash equivalents at beginning of period	202,107	162,237	144,297
Cash and cash equivalents at end of period	289,676	202,107	162,237
Interest paid
Cash paid for interest, net of amounts capitalized	$ 29,564	$ 34,390	$ 44,057